Fair Value Measurements - Summary of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands		Mar. 31, 2023		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2020
Assets:
Interest rate swaps				$ 9,157
Liabilities:
Interest rate derivative						$ 13,807		$ 19,943
Fair Value, Recurring
Assets:
Assets		$ 17,344		45,773		6,525
Interest rate swaps	[1]	7,539		9,157	[2]
Liabilities:
Contingent consideration liabilities		5,492	[3]	8,515	[3],[4]	4,631	[4]	1,641
Interest rate derivative						13,807	[2]	19,943
Liabilities		5,492		8,515		18,438		21,584
Fair Value, Recurring | Fair Value, Inputs, Level 1
Assets:
Assets		9,805		36,616		6,525
Interest rate swaps	[2]			0
Liabilities:
Contingent consideration liabilities		0	[3]	0	[3],[4]	0	[4]	0
Interest rate derivative						0	[2]	0
Liabilities		0		0		0		0
Fair Value, Recurring | Fair Value, Inputs, Level 2
Assets:
Assets		7,539		9,157		0
Interest rate swaps	[1]	7,539		9,157	[2]
Liabilities:
Contingent consideration liabilities		0	[3]	0	[3],[4]	0	[4]	0
Interest rate derivative						13,807	[2]	19,943
Liabilities		0		0		13,807		19,943
Fair Value, Recurring | Fair Value, Inputs, Level 3
Assets:
Assets		0		0		0
Interest rate swaps	[2]			0
Liabilities:
Contingent consideration liabilities		5,492	[3]	8,515	[3],[4]	4,631	[4]	1,641
Interest rate derivative						0	[2]	0
Liabilities		5,492		8,515		4,631		$ 1,641
Fair Value, Recurring | Money Market Funds
Assets:
Assets		9,805		36,616		6,525
Fair Value, Recurring | Money Market Funds | Fair Value, Inputs, Level 1
Assets:
Assets		9,805		36,616		6,525
Fair Value, Recurring | Money Market Funds | Fair Value, Inputs, Level 2
Assets:
Assets		0		0		0
Fair Value, Recurring | Money Market Funds | Fair Value, Inputs, Level 3
Assets:
Assets		$ 0		$ 0		$ 0

[1]

(1) The fair value of interest rate swaps is estimated using a discounted cash flow analysis that considers the expected future cash flows of each interest rate swap. This analysis reflects the contractual terms of the interest rate swap, including the remaining period to maturity, and uses market-corroborated Level 2 inputs, including forward interest rate curves and implied interest rate volatilities. The fair value of an interest rate swap is estimated by discounting future fixed cash payments against the discounted expected variable cash receipts. The variable cash receipts are estimated based on an expectation of future interest rates derived from forward interest rate curves. The fair value of an interest rate swap also incorporates credit valuation adjustments to reflect the non-performance risk of the Company and the respective counterparty.

[2]	The fair value of interest rate swaps is estimated using a discounted cash flow analysis that considers the expected future cash flows of each interest rate swap. This analysis reflects the contractual terms of the interest rate swap, including the remaining period to maturity, and uses market-corroborated Level 2 inputs, including forward interest rate curves and implied interest rate volatilities. The fair value of an interest rate swap is estimated by discounting future fixed cash payments against the discounted expected variable cash receipts. The variable cash receipts are estimated based on an expectation of future interest rates derived from forward interest rate curves. The fair value of an interest rate swap also incorporates credit valuation adjustments to reflect the non-performance risk of the Company and the respective counterparty.
[3]

(2) We assess the fair value of contingent consideration to be settled in cash related to acquisitions using probability weighted models for the various contractual earn-outs. These are Level 3 measurements. Significant unobservable inputs used in the estimated fair values of these contingent consideration liabilities include probabilities of achieving customer related performance targets, specified sales milestones, consulting milestones, changes in unresolved claims, projected revenue or changes in discount rates.

[4]	We assess the fair value of contingent consideration to be settled in cash related to acquisitions using probability weighted models for the various contractual earn-outs. These are Level 3 measurements. Significant unobservable inputs used in the estimated fair values of these contingent consideration liabilities include probabilities of achieving customer related performance targets, specified sales milestones, consulting milestones, changes in unresolved claims, projected revenue or changes in discount rates.